Investments in Affiliates - Narrative (Details) (USD $)			12 Months Ended		12 Months Ended			12 Months Ended				3 Months Ended							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Operating affiliates	Dec. 31, 2012 Operating affiliates	Dec. 31, 2013 Other strategic operating affiliates management_company	Dec. 31, 2012 Other strategic operating affiliates	Dec. 31, 2013 ARX Holding Corporation [Member]	Dec. 31, 2013 Investment manager affiliates	Dec. 31, 2012 Investment manager affiliates		Dec. 31, 2011 Investment manager affiliates	Sep. 30, 2011 Finisterre [Member]	Dec. 31, 2013 Subject To Redemption Restrictions [Member]	Dec. 31, 2012 Subject To Redemption Restrictions [Member]	Dec. 31, 2013 Investments where a gate was imposed	Dec. 31, 2012 Investments where a gate was imposed	Dec. 31, 2013 Funds held in side pockets	Dec. 31, 2012 Funds held in side pockets	Dec. 31, 2013 Investments in the common stock of a corporation	Dec. 31, 2013 Investments in closed end funds, limited partnerships, LLCs or similar investment vehicles	Dec. 31, 2013 Alternative funds	Dec. 31, 2013 Private investment funds
Schedule of Equity Method Investments [Line Items]
Threshold for signicant influence, percentage																			20.00%	3.00%
Alternative investments, timelag for reporting			3 months																		1 month	3 months
Investments in affiliates	$ 1,370,943,000	$ 1,126,875,000	$ 328,871,000	$ 281,677,000	$ 266,796,000	$ 192,792,000		$ 62,075,000	$ 88,153,000	[1]			$ 488,500,000	$ 302,400,000	$ 0	$ 1,400,000	$ 42,300,000	$ 39,700,000
Ownership percentage remaining							39.70%
Sales proceeds on sale of affiliate												35,000,000
Distributions received from investment manager affiliates								28,300,000	58,300,000
Gain on disposal of affiliate												25,300,000
Other than temporary impairments in investment management affiliates								0	0		600,000
Number of interests in operating affiliates purchased					1
Cost of operating affiliate interests acquired					$ 30,000,000

[1]	During the years ended December 31, 2013 and 2012 the Company received distributions from its Investment Manager Affiliates of approximately $28.3 million and $58.3 million, respectively.